FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Net investment hedge (Details) - Dec. 31, 2022 € in Millions, $ in Millions	EUR (€)	USD ($)
Currency risk | Net investment hedge | Term loan
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 500	$ 533